Cash and Cash Equivalents - Summary of Cash and Cash Equivalents at Fair Value (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash at bank and in hand	€ 737	€ 1,141
Investments (short-term deposits)	1,378	1,308
Cash at bank and in hand reclassified as held for sale	20
Total	€ 2,135	€ 2,449	€ 2,518	€ 3,295